Shareholder Report, Holdings (Details) - Capital Group Dividend Value ETF	May 31, 2024
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%